ACQUISITION OF NISHIWAKI FAB IN JAPAN (Narrative) (Details) (Nishiwaki Fab [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jun. 03, 2011
Nishiwaki Fab [Member]
Business Acquisition [Line Items]
Fair value of consideration	$ 62,630
Consideration paid with cash	40,000
Consideration paid with equity issued to acquire	22,630
Shares issued in consideration of acquisition	1,300
Acquisition costs	1,493
Estimated fair value of assets, net		82,097
Gross gain on acquisition	19,467
Acquisition's net effect on profit	10,078
Tax provisions and other expenses incurred from acquisition	$ 9,389